Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ thousands)	December 31, 2019
Current liabilities	74,725
Non-current liabilities	160,101
234,826

Schedule of Future Jackpot Payments
Future jackpot payments are due as follows:

($ thousands)	Previous Winners	Future Winners	Total
2020	32,589	41,988	74,577
2021	25,111	8,326	33,437
2022	22,338	689	23,027
2023	20,073	689	20,762
2024	17,496	689	18,185
Thereafter	93,745	10,329	104,074
Future jackpot payments due	211,352	62,710	274,062
Unamortized discounts			(39,236)
Total jackpot liabilities			234,826

Schedule of Potential Commitments for Bonds Outstanding	The following table provides information related to potential commitments for bonds outstanding at December 31, 2019:

($ thousands)	Total bonds
Performance bonds	507,123
WAP bonds	218,419
Bid and litigation bonds	41,788
All other bonds	3,602
770,932